Schedule of investments
Nomura Small Cap Core Fund	February 28, 2026 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.56%♣
Communication Services — 1.68%
IMAX †	1,964,680	$ 84,147,244
Yelp †	539,528	12,026,079
		96,173,323
Consumer Discretionary — 10.39%
Brinker International †	254,818	37,764,028
KB Home	491,451	31,246,455
Kontoor Brands	722,942	47,143,048
La-Z-Boy	627,420	22,411,442
Life Time Group Holdings †	1,681,258	45,393,966
Malibu Boats Class A †	672,888	19,554,125
Modine Manufacturing †	474,465	107,822,171
OneSpaWorld Holdings	1,727,915	37,202,010
Sonic Automotive Class A	523,770	32,850,854
Steven Madden	975,809	35,226,705
Taylor Morrison Home †	792,562	52,221,910
Urban Outfitters †	860,930	56,993,566
Warby Parker Class A †	1,324,678	33,130,197
YETI Holdings †	783,858	34,262,433
		593,222,910
Consumer Staples — 0.92%
Chefs' Warehouse †	732,515	52,294,246
		52,294,246
Energy — 4.78%
Gulfport Energy †	103,948	21,689,790
International Seaways	569,338	43,002,099
Liberty Energy	952,778	26,763,534
Magnolia Oil & Gas Class A	2,198,057	61,149,946
Northern Oil & Gas	688,855	19,005,509
Patterson-UTI Energy	5,314,810	45,229,033
SM Energy	2,438,809	56,409,652
		273,249,563
Financials — 18.17%
Associated Banc-Corp	2,658,534	70,211,883
Baldwin Insurance Group †	1,358,376	31,555,074
City Holding	218,912	26,262,873
CNO Financial Group	1,467,234	61,345,053
Enterprise Financial Services	812,724	46,406,540
Essent Group	739,231	44,974,814
First Bancorp	832,228	47,262,228
NQ- 480 [0226] 0426 (5360778)    1

Schedule of investments
Nomura Small Cap Core Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Financials (continued)
First Financial Bancorp	1,753,866	$ 49,231,019
First Interstate BancSystem Class A	1,393,744	48,237,480
Independent Bank	753,291	58,809,428
Moelis & Co. Class A	699,642	41,530,749
NMI Holdings †	1,388,728	54,590,898
Old National Bancorp	3,436,874	79,391,789
Perella Weinberg Partners	1,064,723	19,708,023
Renasant	1,486,578	55,969,662
Selective Insurance Group	450,389	37,850,692
SouthState Bank	454,752	44,870,380
United Community Banks	1,415,799	45,546,254
Valley National Bancorp	3,832,385	48,326,375
WesBanco	1,725,121	60,154,969
WSFS Financial	1,035,590	65,770,321
		1,038,006,504
Healthcare — 18.20%
Agios Pharmaceuticals †	1,219,903	36,877,668
Amicus Therapeutics †	2,933,041	42,147,799
Ardelyx †	6,677,246	43,735,961
Artivion †	1,535,281	59,108,318
AtriCure †	1,481,923	46,324,913
Axsome Therapeutics †	458,496	75,142,909
Blueprint Medicines =, †	683,719	0
Bridgebio Pharma †	1,199,249	79,726,074
Glaukos †	443,797	53,433,159
Halozyme Therapeutics †	644,900	44,839,897
HealthEquity †	304,636	23,301,608
Hinge Health Class A †	195,130	8,343,759
Insmed †	163,384	24,398,133
Lantheus Holdings †	569,308	42,646,862
Ligand Pharmaceuticals †	407,209	80,753,617
Merit Medical Systems †	617,604	47,666,677
NeoGenomics †	2,819,635	27,717,012
OmniAb 12.5 =, †	221,566	0
OmniAb 15 =, †	221,566	0
Omnicell †	855,476	35,160,064
Prestige Consumer Healthcare †	734,938	50,931,203
Supernus Pharmaceuticals †	1,522,706	83,337,699
TransMedics Group †	473,165	68,731,948
2    NQ- 480 [0226] 0426 (5360778)

	Number of shares	Value (US $)
Common Stocks♣ (continued)
Healthcare (continued)
Travere Therapeutics †	2,192,262	$ 65,307,485
		1,039,632,765
Industrials — 20.43%
ABM Industries	1,030,896	45,874,872
AeroVironment †	19,899	5,019,523
Alamo Group	156,521	33,421,929
Applied Industrial Technologies	109,023	30,807,719
ArcBest	188,883	19,390,729
Arcosa	542,244	58,280,385
Bloom Energy Class A †	187,511	29,189,837
Boise Cascade	344,397	28,495,408
Casella Waste Systems Class A †	613,259	57,131,209
Construction Partners Class A †	726,322	97,595,887
Dycom Industries †	53,038	22,277,021
ESCO Technologies	318,005	88,179,607
ExlService Holdings †	1,134,908	35,465,875
Federal Signal	813,451	94,710,100
First Advantage †	1,163,117	13,387,477
FTAI Aviation	207,986	63,602,119
Herc Holdings	144,046	20,136,190
Hub Group Class A	559,304	24,089,223
Kadant	129,479	43,915,392
Kratos Defense & Security Solutions †	246,263	21,222,945
Montrose Environmental Group †	1,202,819	35,146,371
MYR Group †	291,910	78,804,024
NuScale Power †	141,985	1,824,507
SPX Technologies †	199,621	45,301,990
Tecnoglass	726,375	33,093,645
VSE	105,769	24,016,967
Werner Enterprises	487,990	17,123,569
Worthington Enterprises	535,013	29,966,078
Zurn Elkay Water Solutions	1,368,501	69,766,181
		1,167,236,779
Information Technology — 11.26%
ASGN †	812,130	34,840,377
Box Class A †	933,621	21,986,774
Calix †	406,116	21,024,625
Clearwater Analytics Holdings Class A †	590,015	13,800,451
Credo Technology Group Holding †	372,425	41,812,155
D-Wave Quantum †	567,251	10,652,974
NQ- 480 [0226] 0426 (5360778)    3

Schedule of investments
Nomura Small Cap Core Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology (continued)
Fabrinet †	47,377	$ 25,850,312
IonQ †	477,579	18,324,706
MARA Holdings †	784,660	7,014,860
Plexus †	98,892	19,197,904
Progress Software †	516,458	21,629,261
Q2 Holdings †	647,423	31,153,995
Rigetti Computing †	548,937	9,562,482
Riot Platforms †	487,903	7,947,940
Rubrik Class A †	141,667	7,361,017
Semtech †	1,523,433	137,444,125
Silicon Laboratories †	488,586	99,930,495
SPS Commerce †	270,419	15,281,378
TTM Technologies †	335,062	34,926,863
Varonis Systems †	1,461,616	33,763,330
Workiva †	480,651	29,598,489
		643,104,513
Materials — 3.30%
Coeur Mining †	280,172	7,606,670
Hecla Mining	254,081	6,329,158
Kaiser Aluminum	539,240	70,176,693
Minerals Technologies	1,017,943	71,887,135
Quaker Chemical	220,665	32,444,375
		188,444,031
Real Estate — 6.70%
Cushman & Wakefield †	3,722,472	49,918,350
DiamondRock Hospitality	3,748,257	37,632,500
Essential Properties Realty Trust	1,237,836	42,012,154
Four Corners Property Trust	1,263,987	32,256,948
Independence Realty Trust	2,758,526	45,708,776
Kite Realty Group Trust	2,512,456	65,449,479
LXP Industrial Trust	717,628	35,565,644
Phillips Edison & Co.	785,961	30,872,548
Terreno Realty	654,956	43,266,393
		382,682,792
Utilities — 2.73%
Black Hills	723,336	53,280,930
Northwestern Energy Group	749,797	52,455,798
Oklo †	100,322	6,315,270
4    NQ- 480 [0226] 0426 (5360778)

	Number of shares	Value (US $)
Common Stocks♣ (continued)
Utilities (continued)
Spire	479,852	$ 43,959,241
		156,011,239
Total Common Stocks (cost $3,668,451,338)		5,630,058,665

Short-Term Investments — 1.68%
Money Market Mutual Funds — 1.68%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.56%)	23,958,952	23,958,952
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.55%)	23,958,952	23,958,952
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.61%)	23,958,953	23,958,953
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.59%)	23,958,953	23,958,953
Total Short-Term Investments (cost $95,835,810)		95,835,810
Total Value of Securities—100.24% (cost $3,764,287,148)		5,725,894,475

Liabilities Net of Receivables and Other Assets—(0.24%)		(13,718,850)
Net Assets Applicable to 178,655,175 Shares Outstanding—100.00%		$5,712,175,625
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
NQ- 480 [0226] 0426 (5360778)    5